Off-balance sheet assets received	12 Months Ended
Dec. 31, 2022
Entity [Table]
Disclosure Of Off Balance Sheet Assets Received Text Block
d) Off-balance sheet assets received
The table below presents assets received from third parties

that can be sold or repledged and that are not recognized on the balance sheet, but that are held

as collateral, including

amounts that have been sold or repledged.
Off-balance sheet assets received
USD m 31.12.22 31.12.21
Fair value of assets received that can

be sold or repledged
434,023 497,828
received as collateral under reverse repurchase,

securities borrowing

and lending arrangements, derivative and

other transactions

1
418,847 483,426
received in unsecured borrowings 15,175 14,402
Thereof sold or repledged

2
331,805 367,440
in connection with financing activities 288,752 319,176
to satisfy commitments under short sale transactions 29,515 31,688 in connection with derivative and other

transactions

1
13,538 16,575
1 Includes securities received as

initial margin from its clients

that UBS is required to remit

to central counterparties,

brokers and deposit

banks through its exchange

-traded derivative

clearing and execution

services.

2 Does not include off-balance

sheet securities (31 December

2022: USD
9.9
bn; 31 December 2021:

USD
12.7
bn) placed with central

banks related to undrawn

credit lines and for

payment, clearing and

settlement
purposes for which there are no associated

liabilities or contingent liabilities.

UBS AG
Entity [Table]
Disclosure Of Off Balance Sheet Assets Received Text Block
d) Off-balance sheet assets received
The table below presents assets received from third

parties that can be sold or repledged and that are not recognized on the balance sheet, but that are held

as collateral, including

amounts that have been sold or repledged.
Off-balance sheet assets received
USD m 31.12.22 31.12.21
Fair value of assets received that can

be sold or repledged
434,023 497,828
received as collateral under reverse repurchase,

securities borrowing

and lending arrangements, derivative and

other transactions

1
418,847 483,426
received in unsecured borrowings 15,175 14,402
Thereof sold or repledged

2
331,805 367,440
in connection with financing activities 288,752 319,176
to satisfy commitments under short sale transactions 29,515 31,688 in connection with derivative and other

transactions

1
13,538 16,575
1 Includes

securities received

as initial

margin from

its clients

that UBS

AG is

required to

remit to

central counterparties,

brokers

and deposit

banks through

its exchange

-traded derivative

clearing and

execution
services.

2 Does not include

off-balance sheet

securities (31 December

2022: USD
9.9
bn; 31 December 2021:

USD
12.7
bn) placed with central

banks related to undrawn

credit lines and for

payment, clearing and
settlement purposes for which there

are no associated liabilities

or contingent liabilities.